BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Business Acquisitions Statements Of Income [Table Text Block]
This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the purchase of Sapiens shares taken place at the beginning of 2013, nor is it necessarily indicative of future results.

	Year ended December 31,
	2013	2014
	Unaudited

Total revenues	$813,977	$793,124
Net income attributable to Formula Shareholders	$20,027	$82,033
Earnings per share
Basic	$1.46	$5.89
Diluted	$1.38	$5.67

Comm-IT Group [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets, excluding cash acquired	$(405)
Non-controlling interest	(1,100)
Intangible assets	1,305
Goodwill	2,012

Total assets acquired net of acquired cash	$1,812

Sapiens [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of December 23, 2014:

Net assets	$171,527
Customer relationships	20,707
Developed and acquired Technology	19,066
Backlog and deferred revenues	3,351
Deferred revenues	513
OCS liability (See note 15f)	(4,437)
Deferred tax liability, net	(10,796)
Non-controlling interest	(174,194)
Goodwill	149,559

Net assets acquired	$175,296

Infinigy Solutions LLC [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets, excluding cash acquired	$1,182
Non-controlling interest	(3,273)
Intangible assets	3,652
Goodwill	4,799

Total assets acquired net of acquired cash	$6,360